S-K 1603(a) SPAC Sponsor	Oct. 14, 2026
SPAC Sponsor [Line Items]
SPAC Sponsor Name	New Iceland Arctic Acquisition Sponsor LLC
SPAC Sponsor Form of Organization	Limited Liability Company
SPAC Sponsor, Affiliate, or Promoter	Sponsor